Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2026
Summary of Significant Accounting Policies [Line Items]
Schedule of Translation of Amount from Local Currency

Translation of amounts from local currency of the Group into US$1 has been made at the following exchange rates:

	As of July 31,
Spot rate	2025	2026
US$ against JPY	150.60	159.16

	For the years ended July 31,
Average rate	2025	2026
US$ against JPY	148.65	155.75

Schedule of Estimated Useful Lives by Intangible Assets	Estimated useful lives by intangible asset class are as follows:
Category	Estimated useful lives
Patents and trademarks	8 years

Schedule of Disaggregation of Revenue	The following table disaggregates the Group’s total revenues by revenue streams:

	For the years ended July 31,
	2025	2026
By revenue types:
Merchandise sales	$396,972	$273,635
Royalty fee	56,374	32,348
Total	$453,346	$305,983

The following tables illustrate the disaggregation of revenue by timing of revenue recognition for the years ended July 31, 2025 and 2026:

	For the years ended July 31,
	2025	2026
Timing of revenue recognition
At a point in time	$396,972	$273,635
Over time	56,374	32,348
Total	$453,346	$305,983

Schedule of Contract Liabilities

The table below presents the activity of contract liabilities for the years ended July 31, 2025 and 2026 respectively:

	For the years ended July 31,
	2025	2026
Balance at beginning of the year	$23,794	$13,374
Receipts during the year	43,003	20,131
Revenue recognized	(53,524)	(24,162)
Foreign currency translation	101	(2,160)
Balance at end of the year	$13,374	$7,183